Note 15 - Earnings Per Share (Details) - Diluted Earnings Per Share	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012 Equity Option [Member]	Dec. 31, 2012 Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	7,000	8,000	237,246	2,000,000